Recently issued accounting standards	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Recently issued accounting standards	Recently issued accounting standards
Adoption of new accounting standards

In March 2020, the FASB issued ASU 2020-04 (ASC 848 Reference Rate Reform), which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. In January 2021, the FASB issued ASU 2021-01, which clarified the scope of Topic 848 in relation to derivative instruments and contract modifications. The amendments in these updates are elective and apply to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in these updates are effective for all entities as of March 12, 2020 through December 31, 2024. The Company agreed to use SOFR as an alternative reference rate with its counterparties from July 1, 2023. We have taken advantage of the expedients and exceptions for applying GAAP provided by the updates to the extent reference rates were replaced with alternative reference rates The reference rate reforms had no impact on the Company as there was no outstanding amount under the revolving credit facility as of June 30, 2023. The revolving credit facility was amended effective December 18, 2023 which aligned the interest rate with the Term Secured Overnight Financing Rate (“SOFR”). There are no amounts outstanding under the revolving credit facility as of December 31, 2023.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of December 31, 2023:

Standard	Description	Date of adoption	Expected Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2023-6 Disclosure Improvements - Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative	The amendments represent changes to clarify or improve disclosure and presentation requirements of a variety of Topics. Amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations.	The date on which SEC removes related disclosure or two years later	Under evaluation

ASU 2023-7 Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures
The amendments improve financial reporting by requiring disclosure of incremental segment information for all public entities to enable investors to develop more decision-useful financial analyses, such as:

1.on an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker (CODM);
2.on an annual and interim basis, other segment items by reportable segment with a description of its composition;
3.all annual disclosures about a reportable segment’s profit or loss and assets required by Topic 280 in interim periods;
4.one or more additional measures of segment profit if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and making decisions on how to allocate resources. However, the measure that is most consistent with the measurement principles used in measuring the corresponding amounts in the public entity’s consolidated financial statements should be at least one of the reported segment profit or loss measures (or the single reported measure, if only one is disclosed);
5.the title and position of the CODM and how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and making decisions about how to allocate resources;
6.for an entity with a single reportable segment, all the disclosures required by the amendments and all existing segment disclosures under Topic 280.

		January 1, 2024	Under evaluation
ASU 2023-9 Income Taxes (Topic 740) - Improvements to Income Tax Disclosures	The amendments improve the transparency of income tax disclosures by requiring annual disclosure of (1) specific categories in the rate reconciliation; and (2) additional information for reconciling items if the effect of those reconciling items is equal to or greater than 5% .of the resulting amount by multiplying pretax income (or loss) by the applicable statutory income tax rate. An entity is also required to provide the nature, effect and underlying causes of the reconciling items, and the judgment used in categorizing them, if not otherwise evident.

	The amendments also improve the comparability and effectiveness of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that are no longer considered relevant or cost beneficial.	January 1, 2025	Under evaluation

The FASB have issued further updates not included above as we do not believe that these are applicable to the Company.